Subsequent Events (Details) - Forecast [Member] - USD ($)	Oct. 06, 2026	Aug. 20, 2026
Subsequent Events [Line Items]
Exercise price		$ 2
Ordinary shares acquired	100
Acquisition consideration settled through prepayments	$ 15,194,628
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares (in Shares)		3,871,000
Class A Ordinary Shares [Member] | PIPE Transaction [Member]
Subsequent Events [Line Items]
Ordinary shares (in Shares)		2,280,000
Class A Ordinary Shares [Member] | Investor Warrants [Member]
Subsequent Events [Line Items]
Ordinary shares (in Shares)		1,480,000
Class A Ordinary Shares [Member] | Placement Agent Warrants [Member]
Subsequent Events [Line Items]
Ordinary shares (in Shares)		111,000